CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues:
Revenue	¥ 118,887,879	$ 17,237,122	¥ 135,875,140	¥ 625,488
Total net revenues	118,887,879	17,237,122	135,875,140	625,488
Total cost	(184,623,615)	(26,767,908)	(88,034,503)	(814,136)
Gross (loss) profit	(65,735,736)	(9,530,786)	47,840,637	(188,648)
Operating income (expenses):
Product development	(2,432,975)	(352,748)	(1,917,562)	(2,438,095)
Sales and marketing	(118,586,562)	(17,193,435)	(22,039,467)	(646,492)
General and administrative	(376,379,730)	(54,569,931)	(293,152,801)	(108,747,919)
Impairment on advance and other assets	(159,224,137)	(23,085,330)		(20,371,500)
Impairment on cryptocurrency	(58,624,256)	(8,499,718)	(50,887,472)
Impairment on equipment	(176,874,099)	(25,600,000)	(11,639,246)	(6,515,200)
Impairment on other long-lived assets				(6,515,200)
Gain on disposal of subsidiaries	(3,748,717)	(543,513)	15,015,770	475,588,803
Total operating (expenses) income	(895,870,476)	(129,889,009)	(364,620,778)	336,869,597
Other operating income, net				27,358
Income (loss) from operations	(961,606,212)	(139,419,795)	(316,780,141)	336,708,307
Impairment on equity investments	(17,300,000)	(2,501,380)	(7,599,505)	(1,172,755)
(Impairment) gain on other investments	(29,958,381)	(4,343,557)	17,245,513	(18,000,000)
Realized gain on exchange cryptocurriencies	10,864,747	1,575,240
Interest income				429,732
Interest expense	(23,209,451)	(3,365,054)	(119,174,037)	(4,070,179)
Fair value change on warrants liability				37,851
Gain from change in fair value of convertible feature derivative liability	37,249,976	5,400,739	62,246,860
Gain on disposal of equity investee and available-for-sale investments	711,914	100,000	0	174,295
Gain on disposal of other investments				2,818,643
Gain on extinguishment of convertible notes				56,755,902
Gain on waiver of interest-free loan				35,397,500
Foreign exchange loss	(6,301,271)	(913,598)	(6,449,136)	(8,319,669)
Other income (expenses), net	10,008,938	1,451,160	(44,589,670)	2,005,143
Income(loss) before income tax expense and share of loss in equity method investments	(979,492,255)	(142,013,027)	(415,100,116)	402,764,770
Income tax expense				(7,165,097)
Share of loss in equity method investments			(1,725,152)	(2,165,935)
Net income (loss)	(979,492,255)	(142,013,027)	(416,825,268)	393,433,738
Net loss attributable to noncontrolling interest	(4,633,205)	(671,752)	(5,590,513)	(3,259,528)
Net loss attributable to redeemable noncontrolling interest	0	0		(1,190,122)
Net income (loss) attributable to The9 Limited	(974,859,050)	(141,341,275)	(411,234,755)	397,883,388
Change in redemption value of redeemable noncontrolling interest			349,046,548	(1,190,122)
Net income(loss) attributable to shareholders of ordinary shares	(974,859,050)	(141,341,275)	(411,234,755)	396,693,266
Other comprehensive income (loss), net of tax:
Currency translation adjustments	166,220	24,100	3,984,443	3,516,774
Total comprehensive income (loss)	(979,326,035)	(141,988,927)	(412,840,825)	396,950,512
Comprehensive income (loss) attributable to:
Noncontrolling interest	(4,633,205)	(671,752)	(5,590,513)	13,157,497
Redeemable noncontrolling interest				(1,190,122)
The9 Limited	¥ (974,692,830)	$ (141,317,175)	¥ (407,250,312)	¥ 384,983,137
Net income (loss) per share attributable to shareholders of ordinary shares:
Earnings per share, Basic | (per share)	¥ (1.35)	$ (0.20)	¥ (0.83)	¥ 2.42
Earnings per share, Diluted | (per share)	¥ (1.35)	$ (0.20)	¥ (0.83)	¥ 2.42
Weighted average number of shares outstanding:
Weighted average number of shares outstanding, Basic | shares	720,237,128	720,237,128	495,304,894	163,599,920
Weighted average number of shares outstanding, Diluted | shares	720,237,128	720,237,128	495,304,894	163,599,920
Cryptocurrency mining revenue
Revenues:
Revenue	¥ 101,782,024	$ 14,757,006	¥ 134,122,954
Total cost	(142,212,740)	(20,618,909)	(83,449,749)
Online game services and other revenues
Revenues:
Revenue	17,105,855	2,480,116	1,752,186	¥ 625,488
Total cost	¥ (42,410,875)	$ (6,148,999)	¥ (4,584,754)	¥ (814,136)